Property, Plant, and Equipment	3 Months Ended
Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2011	December 31, 2010

Computers and equipment	$1,515,647	$1,500,229
Leasehold improvements	991,750	970,890
Software	57,337	57,337
Furniture and fixtures	28,521	28,521

	2,593,255	2,556,977
Less accumulated depreciation	(2,504,232)	(2,470,912)

	$89,023	$86,065

Depreciation expense for the three months ended September 30, 2011 and 2010 was $11,919 and $14,721, respectively. Depreciation expense for the nine months ended September 30, 2011 and 2010 was $33,320 and $47,704, respectively.